PROPERTY AND EQUIPMENT, NET - Schedule of Equipment on Operating Lease (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Abstract]
Equipment on operating lease	$ 1,224,709	$ 1,154,638	$ 1,103,319
Less: accumulated depreciation	(976,255)	(888,849)	(738,769)
Equipment on operating lease, net	$ 248,454	$ 265,789	$ 364,550